Cover	Jul. 24, 2026	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2026
Entity File Number	000-56162
Entity Registrant Name	CNL STRATEGIC CAPITAL, LLC
Entity Central Index Key	0001684682
Entity Tax Identification Number	32-0503849
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One		CNL Center at City Commons
Entity Address, Address Line Two		450 South Orange Avenue
Entity Address, City or Town		Orlando
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		32801
City Area Code	(407)
Local Phone Number	650-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		None
Trading Symbol		N/A
Entity Emerging Growth Company	false